Financial instruments (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Balance, beginning of year	$ 3,327,672	$ 1,042,642
Issuance of Offering warrants	0	1,372,247
Change in valuation of financing warrants	(2,200,312)	517,971
Share-based compensation expense on PSUs	(525,645)	394,812
Balance, ending	$ 601,715	$ 3,327,672